Goodwill, and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill, and Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The composition of intangible assets is as follows:

	Year ended December 31,	Year ended December 31,
	2025	2024
Original amount:
Technology	$1,048	$1,048
Customer relationships	887	887
	$1,935	$1,935
Less - accumulated amortization
Technology	$600	$376
Customer relationships	309	193
	909	569
Intangible assets, net	$1,026	$1,366

Schedule of Estimated Future Amortization Expense of Intangible Assets

The estimated future amortization expense of intangible assets as of December 31, 2025 is as follows:

Amortization expenses

2026	$340
2027	339
2028	116
2029	116
2030	115
Total future amortization expenses	$1,026